CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2014	¥ 3,532,819,254		¥ 17,560	¥ 2,794,024,929	¥ 251,905,070	¥ 11,874,053	¥ (13,875,553)	¥ 463,151,264	¥ 25,721,931
Beginning Balance (in shares) at Dec. 31, 2014 | shares			126,015,230				(1,723,200)
Share-based compensation expense	112,714,385			112,714,385
Appropriation to statutory reserves					99,858,201			(99,858,201)
Foreign currency exchange translation adjustment	5,070,890					5,070,890
Exchange loss on derivative liability-warrants	(3,950,373)					(3,950,373)
Unrealized loss on available-for-sale investment	(412,529)					499,212
Realize gain on available-for-sale investment	(911,741)					(911,741)
Exercise of share options	17,597,016		¥ 151	17,596,865
Exercise of share option (in shares) | shares			1,181,900
Accretion to redemption value of redeemable Non-controlling interests	(172,340,442)							(172,340,442)
Net income	860,299,088							856,091,976	4,207,112
Release of translation difference due to the liquidation of a foreign subsidiary
Ending Balance at Dec. 31, 2015	4,351,797,289		¥ 17,711	2,924,336,179	351,763,271	12,582,041	¥ (13,875,553)	1,047,044,597	29,929,043
Ending Balance (in shares) at Dec. 31, 2015 | shares			127,197,130				(1,723,200)
Share-based compensation expense	203,269,631			203,269,631
Appropriation to statutory reserves					115,487,297			(115,487,297)
Foreign currency exchange translation adjustment	96,919,050					96,919,050
Exchange loss on derivative liability-warrants
Unrealized loss on available-for-sale investment
Exercise of share options	17,656,613		¥ 170	17,656,443
Exercise of share option (in shares) | shares			1,259,336
Accretion to redemption value of redeemable Non-controlling interests	(159,477,930)							(159,477,930)
Net income	1,991,799,815							1,986,187,905	5,611,910
Release of translation difference due to the liquidation of a foreign subsidiary	(4,716,918)					(4,716,918)
Disposition of Jiangxi Jinko Engineering	(37,034,553)				(997,711)				(36,036,842)
Ending Balance at Dec. 31, 2016	6,460,212,997		¥ 17,881	3,145,262,253	466,252,857	104,784,173	¥ (13,875,553)	2,758,267,275	(495,889)
Ending Balance (in shares) at Dec. 31, 2016 | shares			128,456,466				(1,723,200)
Share-based compensation expense	64,867,902			64,867,902
Appropriation to statutory reserves					50,632,996			(50,632,996)
Foreign currency exchange translation adjustment	(81,488,175)	$ (12,524,503)				(81,488,175)
Exchange loss on derivative liability-warrants
Unrealized loss on available-for-sale investment
Exercise of share options	¥ 103,478,953		¥ 723	103,478,230
Exercise of share option (in shares) | shares	5,412,808	5,412,808	5,412,808
Accretion to redemption value of redeemable Non-controlling interests
Net income	142,191,365	21,854,412						141,705,689	485,676
Release of translation difference due to the liquidation of a foreign subsidiary
Ending Balance at Dec. 31, 2017	¥ 6,689,263,042	$ 1,028,120,904	¥ 18,604	¥ 3,313,608,385	¥ 516,885,853	¥ 23,295,998	¥ (13,875,553)	¥ 2,849,339,968	¥ (10,213)
Ending Balance (in shares) at Dec. 31, 2017 | shares			133,869,274				(1,723,200)